Finance income and expenses - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 5.0
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Nominal coupon rate	9.25%
Transaction costs		$ 17.5
Sustainable Revolving Credit Facility Agreement
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 1.4